F

As filed with the Securities and Exchange Commission on September 9, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, NY 10022-2606
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, NY 10022-2606
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

Semiannual Report

Needham Funds

Seeking to build wealth for long-term investors.

June 30, 2010

Needham Growth Fund

Needham Aggressive Growth Fund

Needham Small Cap Growth Fund

Needham Funds
www.needhamfunds.com

445 Park Avenue
New York, New York 10022-2606

1-800-625-7071
www.needhamfunds.com

Semi-Annual Report
June 30, 2010

Contents

Letter from the Adviser	1

Portfolio Characteristics
Needham Growth Fund	4
Needham Aggressive Growth Fund	5
Needham Small Cap Growth Fund	6
Disclosure of Fund Expenses	7

Schedule of Investments
Needham Growth Fund	8
Needham Aggressive Growth Fund	11
Needham Small Cap Growth Fund	14

Schedule of Securities Sold Short
Needham Growth Fund	10
Needham Aggressive Growth Fund	13
Needham Small Cap Growth Fund	16

Statements of Assets and Liabilities	17

Statements of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights
Needham Growth Fund	20
Needham Aggressive Growth Fund	21
Needham Small Cap Growth Fund	22

Notes to Financial Statements	23

Supplementary Information	28

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objectives, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-800-625-7071.

Portfolios of The Needham Funds, Inc., like all mutual funds:
    •   Are NOT FDIC insured
    •   Have no bank guarantee
    •   May lose value

The Needham Funds, Inc. are distributed by Needham & Company, LLC.

Needham Funds	Semi-Annual Report 2010

August 2010
Dear Shareholders,
The first half of 2010 was a tale of two markets.  The year began with a continuation of the rally that began in March 2009.  The market was driven by unprecedented levels of liquidity from the Federal Reserve.  However, the rally ended in late April and fears of a double-dip recession arose.  Expectations for 3-4% growth in 2010 have now been reduced to 2.5%.  While unemployment numbers improved early in the year, May and June saw a setback.  The second quarter correction the markets experienced was not unusual after a strong twelve months.  We continue to believe that given the high unemployment and underemployment rates, the Federal Reserve will stay accommodative for a long time.  We believe that this liquidity must flow somewhere and that growth equities will benefit.

We at The Needham Funds focus on buying growth stocks at reasonable prices. In the six-month period ended June 30, 2010, the Growth Fund was up 0.1%, the Aggressive Growth Fund was up 1.5% and the Small Cap Growth Fund was up 3.2%.  By comparison, the S&P 500 Index was down 6.7%, the NASDAQ Composite Index was down 6.6% and the Russell 2000 Index was down 2.0%.

The Needham Growth Fund (the ‘‘Growth Fund’’) seeks long-term, tax-efficient capital appreciation by investing primarily in the equity securities of public companies with above-average prospective long-term growth rates at value prices.  To this end, the Growth Fund targets companies with products or services that are selling or marketing into growth markets.  These companies normally have earnings growth of at least 15-20%, product and market dominance, and the ability to consolidate their market positions.  They may also have a competitive advantage by acquiring and retaining more customers or driving costs down and profits up.  The Growth Fund also looks for seasoned and motivated managements with records of building shareholder value.  Companies with these characteristics sometimes find themselves in a temporary earnings shortfall or may be in a product transition.  This often causes aggressive growth or dynamic growth investors to sell.  At this point, the Growth Fund may deem the stock to be reasonably priced and purchase it for long-term capital appreciation.  Hence, the discipline called ‘‘Growth At a Reasonable Price,’’ or ‘‘GARP.’’

As of June 30, 2010, the Growth Fund was up 26.1% for the 1 year period, down 5.2% for the 3 years, up 4.2% for the 5 years, up 2.8% for the 10 years, and up 13.5% since inception, compounded annually.  The Growth Fund received a four-star Overall MorningstarTM Rating in the U.S.-domiciled Mid Cap Growth Funds category as of June 30, 2010, based on Risk-Adjusted Return, when rated against 694 Mid Cap Growth Funds.  We ended the six-month period with 6.3% of total investments in cash and 4.2% as our short position.  Our top contributing stocks were Express Scripts (ESRX), Netezza (NZ), Varian Medical Systems (VAR) and Morton’s Restaurant Group (MRT).  Express Scripts continued to show synergies from its Wellpoint acquisition. Netezza and Varian Medical Systems continued to gain market share with their strong products. Morton’s suffered in 2009 due to its leverage and a dramatic fall-off in its steak business, but the company made a solid recovery and the stock has rebounded.  Our most detracting stocks were CarMax (KMX), Seagate Technology (STX), Becton, Dickinson (BDX) and Transocean (RIG). Many of our consumer investments suffered, and our few energy investments were hurt by the Macondo oil spill.

The Needham Aggressive Growth Fund (the ‘‘Aggressive Growth Fund’’) seeks long-term, tax-efficient capital appreciation by investing primarily in the equity securities of public companies with above-average prospective long-term growth rates.  The Aggressive Growth Fund invests, in general, in markets and industries with strong growth rates, focusing on the market leaders in these areas.  These market leaders, especially as they break away from their competitors, tend to garner a disproportionate share of the positive financial returns.  Also important is the longterm sustainability of the companies’ leadership positions.  Thus, the Aggressive Growth Fund looks for companies with strong management teams, superior balance sheets, above-average margins that can generate excess cash, and strong R&D and brand spending in industries with high barriers to entry.

Needham Funds

The Aggressive Growth Fund was up 18.6% for the 1 year period, down 0.4% for the 3 years, up 6.8% for the 5 years, and up 6.9% since inception, compounded annually.  The Aggressive Growth Fund received a five-star Overall MorningstarTM Rating in the U.S.-domiciled Mid Cap Growth Funds category as of June 30, 2010, based on Risk-Adjusted Return, when rated against 694 Mid Cap Growth Funds.  The Aggressive Growth Fund closed the six-month period with 18.3% of total investments in cash and 4.5% as our short position.

Leading contributors for the Needham Aggressive Growth Fund were Netezza (NZ), Entropic Communications (ENTR), Acme Packet (APKT) and Morton’s Restaurant Group (MRT).  Netezza, Entropic and Acme Packet are all benefitting from strong new product cycles.  The top detractors were Ista Pharmaceuticals (ISTA), Gilead Sciences (GILD), Resources Connection (RECN) and Electronics for Imaging (EFII).  Most of our health care investments struggled during the second quarter.  Despite passage of the Patient Protection and Affordable Care Act, the healthcare sector remains haunted by pricing and regulatory uncertainty.  We sold a few of our healthcare positions in the first quarter, and we believe our remaining healthcare stocks are well positioned for growth.

The Needham Small Cap Growth Fund (the ‘‘Small Cap Growth Fund’’) seeks long-term, tax-efficient capital appreciation by investing primarily in the equity securities of smaller growth companies which the Small Cap Growth Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth.  Effective August 1, 2010, under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $3 billion at the time of investment.  Central to the Small Cap Growth Fund’s investment strategy is a sound valuation discipline that seeks to acquire growth companies at reasonable prices.  The Small Cap Growth Fund seeks tax efficiency by offsetting capital gains on the sale of securities with capital losses, but where there is an uncovered gain, it will be a long-term capital gain taxed at more favorable rates.

The Small Cap Growth Fund was up 24.1% for the 1 year period, up 1.2% for the 3 years, up 4.5% for the 5 years, and up 10.5% since inception, compounded annually.  The Small Cap Growth Fund received a five-star Overall MorningstarTM Rating in the U.S.-domiciled Small Cap Growth Funds category as of June 30, 2010, based on Risk-Adjusted Return, when rated against 666 Small Cap Growth Funds.  The Small Cap Growth Fund closed the six-month period with 23.2% of total investments in cash and 2.6% as our short position.  The Small Cap Growth Fund continued to be a top performer relative to its peers and indices.  The Fund’s exposure to semiconductor capital equipment, wireless communications and healthcare names were positive contributors, with Entropic Communications (ENTR) and Lattice Semiconductor (LSCC) as standouts.

At 2009 year end, we identified five themes that continue to dominate our investments across all three funds in 2010:

1) Technological change is driving the next-generation semiconductor manufacturing process, and semiconductor capital equipment companies are benefitting.  Our investments as of December 31, 2009 included Brooks Automation (BRKS), Electro Scientific Industries (ESIO) and MKS Instruments (MKSI). During the first half of 2010, we gained additional confidence in this theme and added investments in Nova Measuring Instruments (NVMI), Entegris (ENTG) and FormFactor (FORM).  Stocks in this sector are valued as if bookings peaked in the second quarter of 2010.  We believe bookings have not peaked and that, in addition to a cyclical recovery, technology spending will continue to benefit these companies.

2) Next-generation communication services require investment in infrastructure and customer equipment.  Smartphones, tablets and e-readers create opportunities for both  semiconductor manufacturers and wireless infrastructure providers.  Making high-definition video ubiquitous creates opportunity for semiconductor companies and service providers.  These are products and services with universal appeal and are benefitting from the higher growth rates in Asia and in other developing markets.  Our previous investments included ANADIGICS (ANAD), Apple (AAPL), Comcast (CMCSA) and ViaSat (VSAT).  We remain enthusiastic about this theme and added a number of stocks, including some of our top performers for the first half of 2010 such as Entropic (ENTR) and Lattice Semiconductor (LSCC).  We also had Airvana (AIRV) and 3Com (COMS) acquired during the second quarter.

Semi-Annual Report 2010

  3) The aging population should lead to growth for innovative medical devices, healthcare services and systems.  Our healthcare investments suffered during the first half of 2010.  We exited several small cap positions.  The Small Cap Growth Fund added positions in healthcare IT providers Allscripts-Misys (MDRX) and athenahealth (ATHN) at compelling valuations.  We continued to hold investments, including Covidien (COV), CONMED (CNMD), Express Scripts (ESRX), Gilead Sciences (GILD), Thermo Fisher Scientific (TMO) and Varian Medical Systems (VAR).

  4) The emerging aerospace/defense strategy emphasizes intelligence and electronics. Investments as of June 30, 2010 included Anaren (ANEN), EMS Technologies (ELMG), ICx Technologies (ICXT), Precision Castparts (PCP), Sypris Solutions (SYPR) and ViaSat (VSAT).  These stocks suffered early in 2010 from uncertainty over Federal budgets. Despite continuing uncertainty and weakness in large cap companies such as Lockheed Martin (LMT) and Northrop Grumman (NOC), our small cap companies with strong product cycles did  well in the first half of 2010.

  5) Consumers have suffered over the last few years and the retail industry has gone through significant turmoil.  This turmoil has created opportunity for some specialty retailers to gain market share.  Investments as of June 30, 2010 included CarMax (KMX) and Dick’s Sporting Goods (DKS).  Although our consumer investments had just a slight loss for the half, we are concerned about companies with direct consumer exposure.  We added some short exposure.

We will continue to apply our disciplined investment approach and we thank you for your support of The Needham Funds.

Sincerely,
Chris Retzler Portfolio Manager	John Barr Portfolio Manager

Needham Funds

NEEDHAM GROWTH FUND (Unaudited)	TICKER: NEEGX

Comparative Performance Statistics as of June 30, 2010
						Since	Gross Expense
	6 Months(7)	1 Year	3 Years(8)	5 Years(8)	10 Years(8)	Inception(8)(12)	Ratio(14)
Needham Growth Fund(1)	0.10%	26.06%	-5.22%(9)	4.21%(10)	2.82%(11)	13.45%(13)	2.05%
S&P 500 Index(2)(3)	-6.65%	14.43%	-9.81%	-0.79%	-1.59%	5.48%
NASDAQ Composite Index(2)(4)	-6.62%	16.04%	-5.89%	1.38%	-5.50%	5.49%
S&P 400 MidCap Index(2)(5)	-1.36%	24.93%	-5.90%	2.21%	5.31%	9.91%
Russell 2000 Index(2)(6)	-1.95%	21.48%	-8.60%	0.37%	3.00%	6.02%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
1.	Investment results calculated after reinvestment of dividends.
2.	It is not possible to invest directly in an index. The performance of the index does not include the deduction of expenses associated with a mutual fund, such as investment management fees.
3.	The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.
4.	The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ Global Market and Small Cap stocks.
5.	The S&P 400 MidCap Index is a broad unmanaged measure of the U.S. stock market.
6.	The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.
7.	Not annualized.
8.	Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.
9.	Cumulative return for the three year period was (14.85)%, assuming all dividends were reinvested in shares of the Fund.
10.	Cumulative return for the five year period was 22.91%, assuming all dividends were reinvested in shares of the Fund.
11.	Cumulative return for the ten year period was 32.07%, assuming all dividends were reinvested in shares of the Fund.
12.	The inception date of the Fund was 1/1/96.
13.	Cumulative return since inception was 523.00%, assuming all dividends were reinvested in shares of the Fund.
14.	The above expense ratio is from the Funds’ prospectus dated May 1, 2010. Additional information pertaining to the Funds’ expense ratios as of June 30, 2010 can be found in the financial highlights. Since January 1, 2009, the investment performance reflects contractually agreed upon fee waivers which expire at the close of business on May 1, 2011. Without these fee waivers, the performance would have been lower. Excluding the indirect costs of investing in acquired funds, total net fund operating expenses would be 2.03%.

Top Ten Holdings*			Sector Weightings*
(as a % of total investments, as of June 30, 2010)			(as a % of total investments, as of June 30, 2010)

		% of Total	Sector	Long(1)	(Short)(1)	Total(1)(2)
Security		Investments†	Consumer Discretionary	11.0%	(0.7)%	10.3%
1) Express Scripts, Inc.	ESRX	9.63%	Energy	2.1%	—	2.1%
2) Thermo Fisher Scientific, Inc.	TMO	5.02%	Financials	1.6%	—	1.6%
3) Viasat, Inc.	VSAT	4.35%	Health Care	29.4%	(0.2)%	29.2%
4) CarMax, Inc.	KMX	3.99%	Industrials	2.5%	(1.1)%	1.4%
5) Varian Medical Systems, Inc.	VAR	3.96%	Information Technology	50.3%	(1.2)%	49.1%
6) Brooks Automation, Inc.	BRKS	3.43%	Materials	1.0%	(1.0)%	0%
7) Becton Dickinson & Co.	BDX	2.83%	Cash	6.3%	—	6.3%
8) Electro Scientific Industries, Inc.	ESIO	2.58%	* Current portfolio holdings may not be indicative of future portfolio
9) Dick’s Sporting Goods, Inc.	DKS	2.55%	holdings.
10) Parametric Technology Corp.	PMTC	2.44%	(1) Percentage of total investments includes all stocks, plus cash minus all short
Top Ten Holdings = 40.78% of Total Investments†			positions.
* Current portfolio holdings may not be indicative of future portfolio holdings.			(2) Total represents the difference between the long exposure and the short
† Percentage of total investments less cash.			exposure, which produces the net exposure.

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher.  The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com.  The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.  Since inception, the Fund’s Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Semi-Annual Report 2010

NEEDHAM AGGRESSIVE GROWTH FUND (Unaudited)	TICKER: NEAGX

Comparative Performance Statistics as of June 30, 2010
					Since	Gross Expense
	6 Months(6)	1 Year	3 Years(7)	5 Years(7)	Inception(7)(10)	Ratio(12)
Needham Aggressive Growth Fund(1)	1.53%	18.63%	-0.35%(8)	6.78%(9)	6.92%(11)	2.57%
S&P 500 Index(2)(3)	-6.65%	14.43%	-9.81%	-0.79%	0.86%
NASDAQ Composite Index(2)(4)	-6.62%	16.04%	-5.89%	1.38%	2.50%
Russell 2000 Index(2)(5)	-1.95%	21.48%	-8.60%	0.37%	4.43%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
1.	Investment results calculated after reinvestment of dividends.
2.	It is not possible to invest directly in an index. The performance of the index does not include the deduction of expenses associated with a mutual fund, such as investment management fees.
3.	The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.
4.	The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ Global Market and Small Cap stocks.
5.	The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.
6.	Not annualized.
7.	Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.
8.	Cumulative return for the three year period was (1.03)%, assuming all dividends were reinvested in shares of the Fund.
9.	Cumulative return for the five year period was 38.81%, assuming all dividends were reinvested in shares of the Fund.
10.	The inception date of the Fund was 9/4/2001.
11.	Cumulative return since inception was 80.44%, assuming all dividends were reinvested in shares of the Fund.
12.
The above expense ratio is from the Funds’ prospectus dated May 1, 2010. Additional information pertaining to the Funds’ expense ratios as of June 30, 2010 can be found in the financial highlights. Since inception, the investment performance reflects contractually agreed upon fee waivers which expire at the close of business on May 1, 2011. Without these fee waivers, the performance would have been lower. Excluding the indirect costs of investing in acquired funds, total net fund operating expenses would be 2.50%.

Top Ten Holdings*			Sector Weightings*
(as a % of total investments, as of June 30, 2010)			(as a % of total investments, as of June 30, 2010)

		% of Total	Sector	Long(1)	(Short)(1)	Total(1)(2)
Security		Investments†	Consumer Discretionary	7.3%	(0.9)%	6.4%
1) Apple, Inc.	AAPL	3.36%	Financials	0.4%	—	0.4%
2) Express Scripts, Inc.	ESRX	3.23%	Health Care	23.3%	(0.7)%	22.6%
3) Varian Medical Systems, Inc.	VAR	3.19%	Industrials	5.2%	(0.7)%	4.5%
4) Entropic Communications, Inc.	ENTR	3.03%	Information Technology	50.0%	(1.8)%	48.2%
5) Volcano Corp.	VOLC	2.92%	Materials		(0.4)%	(0.4)%
6) Netezza Corp.	NZ	2.87%	Cash	18.3%	—	18.3%
7) Super Micro Computer, Inc.	SMCI	2.84%
8) hhgregg, Inc.	HGG	2.67%	* Current portfolio holdings may not be indicative of future portfolio
9) Gilead Sciences, Inc.	GILD	2.62%	holdings.
10) Viasat, Inc.	VSAT	2.49%	(1) Percentage of total investments includes all stocks, plus cash minus all short
Top Ten Holdings = 29.22% of Total Investments†			positions.
* Current portfolio holdings may not be indicative of future portfolio holdings.			(2) Total represents the difference between the long exposure and the short
† Percentage of total investments less cash.			exposure, which produces the net exposure.

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher.  The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com.  The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.  Since inception, the Fund’s Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Funds

NEEDHAM SMALL CAP GROWTH FUND (Unaudited)	TICKER: NESGX

Comparative Performance Statistics as of June 30, 2010

					Since	Gross Expense
	6 Months(6)	1 Year	3 Years(7)	5 Years(7)	Inception(7)(10)	Ratio(12)
Needham Small Cap Growth Fund(1)	3.17%	24.12%	1.20%(8)	4.47%(9)	10.51%(11)	2.64%
S&P 500 Index(2)(3)	-6.65%	14.43%	-9.81%	-0.79%	1.34%
NASDAQ Composite Index(2)(4)	-6.62%	16.04%	-5.89%	1.38%	3.73%
Russell 2000 Index(2)(5)	-1.95%	21.48%	-8.60%	0.37%	3.98%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
1.	Investment results calculated after reinvestment of dividends.
2.	It is not possible to invest directly in an index. The performance of the index does not include the deduction of expenses associated with a mutual fund, such as investment management fees.
3.	The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.
4.	The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ Global Market and Small Cap stocks.
5.	The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.
6.	Not annualized.
7.	Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.
8.	Cumulative return for the three year period was (3.65)%, assuming all dividends were reinvested in shares of the Fund.
9.	Cumulative return for the five year period was 24.42%, assuming all dividends were reinvested in shares of the Fund.
10.	The inception date of the Fund was 5/22/02.
11.	Cumulative return since inception was 124.84%, assuming all dividends were reinvested in shares of the Fund.
12.
The above expense ratio is from the Funds’ prospectus dated May 1, 2010. Additional information pertaining to the Funds’ expense ratios as of June 30, 2010 can be found in the financial highlights. Since inception, the investment performance reflects contractually agreed upon fee waivers which expire at the close of business on May 1, 2011. Without these fee waivers, the performance would have been lower. Excluding the indirect costs of investing in acquired funds, total net fund operating expenses would be 2.57%.

Top Ten Holdings*		Sector Weightings*
(as a % of total investments, as of June 30, 2010)		(as a % of total investments, as of June 30, 2010)
	% of Total
Security	Investments†	Sector	Long(1)	(Short)(1)	Total(1)(2)
1) MKS Instrument, Inc.	3.33%	Consumer Discretionary	1.0%	(0.9)%	0.1%
2) Entropic Communications, Inc.	3.01%	Energy	3.4%	—	3.4%
3) QuinStreet, Inc.	2.73%	Financials	0.3%	—	0.3%
4) ATMI, Inc.	2.61%	Health Care	19.1%	—	19.1%
5) Electronics for Imaging, Inc.	2.60%	Industrials	3.5%	(0.2)%	3.3%
6) Conmed Corp.	2.49%	Information Technology	52.1%	(1.5)%	50.6%
7) PLX Technology, Inc.	2.49%	Cash	23.2%	—	23.2%
8) Compellent Technologies, Inc.	2.45%	* Current portfolio holdings may not be indicative of future portfolio
9) Netezza Corp.	2.44%	holdings.
10) Super Micro Computer, Inc.	2.40%	(1) Percentage of total investments includes all stocks, plus cash minus all short
Top Ten Holdings = 26.55% of Total Investments†		positions.
* Current portfolio holdings may not be indicative of future portfolio holdings.		(2) Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
† Percentage of total investments less cash.

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher.  The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com.  The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.  Since inception, the Fund’s Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’).GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Semi-Annual Report 2010

Disclosure of Fund Expenses (Unaudited)

The following expense table is shown so that you can understand the impact of fees on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur transactional costs, including redemption fees and exchange fees, and ongoing costs, which include costs for portfolio management, administrative services, distribution (12b-1) fees, and shareholder reports, among others. A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in each fund and to compare these costs with those of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The expense example table below illustrates your fund’s cost in two ways:

●
Actual Expenses.  This section helps you to estimate the actual account value and actual expenses after fee waivers that you paid over the period.  The ‘‘Ending Account Value’’ shown is derived from the fund’s actual return, and ‘‘Expenses Paid During Period’’ shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled ‘‘Expenses Paid During Period’’.

●
Hypothetical Expenses on a 5% Return.  This section is intended to help you compare your fund’s hypothetical account value and hypothetical expenses with those of other mutual funds.  It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your fund’s cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

For the Period January 1, 2010 to June 30, 2010
Expense Example Table
			Expenses	Expense
	Beginning	Ending	Paid During	Ratio During
	Account	Account	Period*	Period*
	Value	Value	1/1/10-	1/1/10-
	1/1/10	6/30/10	6/30/10	6/30/10
Needham Growth Fund
Actual Expenses	$1,000.00	$1,001.00	$ 9.92	2.00%
Hypothetical Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,014.88	$ 9.99	2.00%

Needham Aggressive Growth Fund
Actual Expenses	$1,000.00	$1,015.30	$11.09	2.22%
Hypothetical Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,013.79	$11.08	2.22%

Needham Small Cap Growth Fund
Actual Expenses	$1,000.00	$1,031.70	$12.59	2.50%
Hypothetical Example for Comparison Purposes
(5% return before expenses)	$1,000.00	$1,012.40	$12.47	2.50%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio of 2.00%, 2.22% and 2.50%. respectively, multiplied by 181/365 (to reflect the one-half year period).

Needham Funds

Needham Growth Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Value

Common Stocks (92.5%)
Aerospace & Defense (1.8%)
Honeywell International, Inc.	20,000	$780,600
Sypris Solutions, Inc.*	356,200	1,428,362
		2,208,962
Biotechnology (0.7%)
Gilead Sciences, Inc.*	25,000	857,000

Capital Markets (1.5%)
Financial Engines, Inc.*	50,000	680,000
Morgan Stanley	50,000	1,160,500
		1,840,500
Chemicals (0.9%)
Southwall Technologies, Inc.*†	728,000	1,142,960

Communications Equipment (7.1%)
Anaren, Inc.*	12,500	186,750
EMS Technologies, Inc.*	124,800	1,874,496
Emulex Corp.*	50,000	459,000
Oclaro, Inc.*	105,000	1,164,450
Viasat, Inc.*	150,000	4,884,000
		8,568,696
Computers & Peripherals (10.5%)
3PAR, Inc.*	26,775	249,275
Compellent Technologies, Inc.*	140,000	1,696,800
Electronics for Imaging, Inc.*	160,000	1,560,000
Immersion Corp.*	300,000	1,518,000
Netezza Corp.*	175,000	2,394,000
Seagate Technology*	200,000	2,608,000
Super Micro Computer, Inc.*	200,000	2,700,000
		12,726,075
Electronic Equipment, Instruments & Components (8.7%)
Electro Scientific Industries, Inc.*	217,000	2,899,120
ICx Technologies, Inc.*	150,000	1,095,000
IPG Photonics Corp.*	60,000	913,800
Jabil Circuit, Inc.	150,000	1,995,000
Newport Corp.*	185,000	1,676,100
Orbotech, Ltd.*	110,000	1,190,200
Vishay Intertechnology, Inc.*†	100,000	774,000
		10,543,220
Energy Equipment & Services (0.5%)
Schlumberger, Ltd.	10,000	553,400

Health Care Equipment & Supplies (12.4%)
Becton Dickinson & Co.	47,000	3,178,140
Conmed Corp.*	100,000	1,863,000
Covidien PLC	43,750	1,757,875
Hansen Medical, Inc.*	246,775	525,631
Palomar Medical Technologies, Inc.*	60,000	671,400

Health Care Equipment & Supplies - Continued
TomoTherapy, Inc.*	300,000	954,000
Varian Medical Systems, Inc.*	85,000	4,443,800
Volcano Corporation*	75,000	1,636,500
		15,030,346
Health Care Providers & Services (8.9%)
Express Scripts, Inc.*	230,000	10,814,600

Health Care Technology (1.1%)
Eclipsys Corp.*	77,900	1,389,736

Hotels, Restaurants & Leisure (0.9%)
Morton’s Restaurant Group, Inc.*	222,200	1,150,996

Internet Software & Services (1.6%)
QuinStreet, Inc.*	125,000	1,438,750
Soundbite Communications, Inc.*	170,700	490,763
		1,929,513
IT Services (1.4%)
SAIC, Inc.*	100,000	1,674,000

Life Sciences Tools & Services (4.6%)
Thermo Fisher Scientific, Inc.*	115,000	5,640,750

Media (1.1%)
Comcast Corp.	75,000	1,302,750

Oil, Gas & Consumable Fuels (1.6%)
Chesapeake Energy Corp.	90,000	1,885,500

Professional Services (0.6%)
Resources Connection, Inc.*	50,000	680,000

Semiconductors & Semiconductor Equipment (13.4%)
Advanced Analogic Technologies
Co.*	100,000	319,000
Anadigics, Inc.*	210,000	915,600
Brooks Automation, Inc.*	498,512	3,853,497
Entegris, Inc.*	200,000	794,000
Entropic Communications, Inc.*	300,000	1,902,000
Formfactor, Inc.*	62,500	675,000
Ikanos Communications*	100,000	161,000
Lattice Semiconductor Corp.*	200,000	868,000
Mattson Technology, Inc.*	19,950	75,611
MIPS Technologies, Inc.*	150,000	766,500
MKS Instrument, Inc.*	100,000	1,872,000
National Semiconductor Corp.	100,000	1,346,000
Nova Measuring Instruments, Ltd.*	200,000	834,000
PDF Solutions, Inc.*	242,600	1,164,480
TriQuint Semiconductor, Inc.*†	125,000	763,750
		16,310,438

See accompanying notes to financial statements.

Semi-Annual Report 2010

Needham Growth Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
	Shares	Value

Common Stocks - Continued
Software (4.8%)
Actuate Corp.*†	500,000	$2,225,000
Aspen Technology, Inc.*	75,000	816,750
BroadSoft, Inc.*	10,543	90,143
Parametric Technology Corp.*	175,000	2,742,250
		5,874,143
Specialty Retail (6.8%)
CarMax, Inc.*	225,000	4,477,500
Dick’s Sporting Goods, Inc.*†	115,000	2,862,350
hhgregg, Inc.*	40,000	932,800
		8,272,650
Textiles, Apparel & Luxury Goods (1.6%)
Luxottica Group SpA - ADR	80,000	1,927,200
Total Common Stocks
(Cost $96,157,889)		112,323,435

Short-Term Investment (6.0%)
Money Market Fund (6.0%)
Dreyfus Treasury Prime Cash
Management, 0.00% (a)
(Cost $7,273,376)	7,273,376	$7,273,376

Total Investments (98.5%)
(Cost $103,431,265)		119,596,811
Total Securities Sold Short (-4.0%)
(Proceeds $5,115,936)		(4,878,798)
Other Assets in Excess of Liabilities
(5.5%)		6,681,683
Net Assets (100.0%)		$121,399,696

(a)	Rate shown is the seven day yield as of June 30, 2010.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $4,160,189.
ADR	American Depositary Receipt.
SpA	Societa per Azioni (Italian corporation)

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’).GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Needham Funds

Needham Growth Fund
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)
	Shares	Value

Securities Sold Short (-4.0%)

Airlines (-0.9%)
Allegiant Travel Co.*	25,000	$1,067,250

Auto Components (-0.1%)
Drew Industries, Inc.*	6,725	135,845

Chemicals (-0.9%)
Balchem Corp.	45,000	1,125,000

Electronic Equipment, Instruments &
Components (-0.2%)
DTS, Inc.*	7,500	246,525

Health Care Technology (-0.2%)
Computer Programs & Systems, Inc.	7,000	286,440

Professional Services (-0.3%)
Advisory Board Co.*	7,175	308,238

Semiconductors & Semiconductor
Equipment (-0.2%)
Spreadtrum Communications,
Inc. - ADR*	25,000	206,000

Software (-1.0%)
Ansys, Inc.*	30,000	1,217,100

Specialty Retail (-0.2%)
Aeropostale*	10,000	286,400

Total Securities Sold Short
(Proceeds $5,115,936)		4,878,798

Total Securities Sold Short (-4.0%)		(4,878,798)

Total Investments (98.5%)		119,596,811

Other Assets in Excess of Liabilities
(5.5%)		6,681,683
Net Assets (100.0%)		$121,399,696

*	Non-income producing security.
ADR	American Depositary Receipt.

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Semi-Annual Report 2010

Needham Aggressive Growth Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Value

Common Stocks (83.5%)
Aerospace & Defense (1.8%)
Precision Castparts Corp.	5,500	$566,060

Biotechnology (2.2%)
Gilead Sciences, Inc.*	20,000	685,600

Capital Markets (0.4%)
Financial Engines, Inc.*	10,000	136,000

Commercial Services & Supplies (2.4%)
Iron Mountain, Inc.	28,000	628,880
Ritchie Bros Auctioneers	6,000	109,320
		738,200

Communications Equipment (5.9%)
Anaren, Inc.*	5,000	74,700
Emulex Corp.*	35,000	321,300
Oclaro, Inc.*	52,500	582,225
Powerwave Technologies, Inc.*	145,000	223,300
Viasat, Inc.*	20,000	651,200
		1,852,725
Computers & Peripherals (13.6%)
3PAR, Inc.*	11,425	106,366
Apple, Inc.*	3,500	880,355
Compellent Technologies, Inc.*	50,000	606,000
Electronics for Imaging, Inc.*	60,000	585,000
Immersion Corp.*	100,000	506,000
Netezza Corp.*	55,000	752,400
Seagate Technology*	7,500	97,800
Super Micro Computer, Inc.*	55,000	742,500
		4,276,421
Electronic Equipment, Instruments & Components (5.7%)
Electro Scientific Industries, Inc.*	10,000	133,600
ICx Technologies, Inc.*	35,000	255,500
IPG Photonics Corp.*	6,660	101,432
Jabil Circuit, Inc.	37,500	498,750
LeCroy Corp.*	30,000	143,700
Trimble Navigation, Ltd.*	17,500	490,000
Vishay Intertechnology, Inc.*†	20,000	154,800
		1,777,782
Health Care Equipment & Supplies (12.7%)
Becton Dickinson & Co.	8,000	540,960
Gen-Probe, Inc.*	10,000	454,200
Hansen Medical, Inc.*	11,100	23,643
LeMaitre Vascular, Inc.*	53,480	299,488
NuVasive, Inc.*	11,500	407,790
Palomar Medical Technologies,
Inc.*	25,000	279,750
Solta Medical, Inc.*†	163,279	310,230

Health Care Equipment & Supplies - Continued
TomoTherapy, Inc.*†	20,000	63,600
Varian Medical Systems, Inc.*	16,000	836,480
Volcano Corp. *	35,000	763,700
		3,979,841
Health Care Providers & Services (4.3%)
Alliance Healthcare Services, Inc.*	55,000	222,200
Express Scripts, Inc.*	18,000	846,360
Gentiva Health Services, Inc.*	10,000	270,100
		1,338,660
Health Care Technology (2.6%)
Eclipsys Corp.*	20,530	366,255
Omnicell, Inc.*	24,200	282,898
Phase Forward, Inc.*	10,000	166,800
		815,953
Hotels, Restaurants & Leisure (1.0%)
Morton’s Restaurant Group, Inc.*	61,800	320,124

Internet Software & Services (1.7%)
QuinStreet, Inc.*	25,000	287,750
Soundbite Communications, Inc.*	85,300	245,238
		532,988
Pharmaceuticals (0.8%)
ISTA Pharmaceuticals, Inc.*	112,500	246,375

Professional Services (0.9%)
Resources Connection, Inc.*	21,250	289,000

Semiconductors & Semiconductor Equipment (17.1%)
Advanced Analogic Technologies,
Inc.*	50,000	159,500
Anadigics, Inc.*†	117,500	512,300
Brooks Automation, Inc.*	55,000	425,150
Entegris, Inc.*	100,000	397,000
Entropic Communications, Inc.*	125,000	792,499
Fairchild Semiconductor
International, Inc.*	10,000	84,100
Formfactor, Inc.*	25,000	270,000
Ikanos Communications*	125,000	201,250
Lattice Semiconductor Corp.*	110,000	477,400
Linear Technology Corp.	2,500	69,525
MIPS Technologies, Inc.*	85,000	434,350
MKS Instrument, Inc.*	6,000	112,320
Nova Measuring Instruments, Ltd.*	90,000	375,300
PDF Solutions, Inc.*	125,600	602,881
Supertex, Inc.*	5,000	123,300
Triquint Semiconductor, Inc.*†	55,000	336,050
		5,372,925

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
	Shares	Value

Common Stocks - Continued
Software (4.4%)
Actuate Corp.*†	120,000	$534,000
Bottomline Technologies, Inc.*	30,000	390,900
BroadSoft, Inc.*	2,688	22,982
Parametric Technology Corp.*	27,000	423,090
		1,370,972
Specialty Retail (5.2%)
CarMax, Inc.*	22,500	447,750
Dick’s Sporting Goods, Inc.*†	20,000	497,800
hhgregg, Inc.*	30,000	699,600
		1,645,150
Textiles, Apparel & Luxury Goods (0.8%)
Luxottica Group SpA - ADR	10,000	240,900
Total Common Stocks
(Cost $22,286,735)		26,185,676

Short-Term Investment (17.7%)
Money Market Fund (17.7%)
Dreyfus Treasury Prime Cash
Management, 0.00% (a)
(Cost $5,567,723)	5,567,723	$5,567,723

Total Investments (101.2%)
(Cost $27,854,458)		31,753,399
Total Securities Sold Short (-4.3%)
(Proceeds $1,398,112)		(1,364,254)
Other Assets in
Excess of Liabilities (3.1%)		989,366
Net Assets (100.0%)		$31,378,511

(a)	Rate shown is the seven day yield as of June 30, 2010.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,944,738.
ADR	American Depositary Receipt.
SpA	Societa per Azioni (Italian corporation)

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’).GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Semi-Annual Report 2010

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)
	Shares	Value

Securities Sold Short (-4.3%)
Airlines (-0.5%)
Allegiant Travel Co.*	3,500	$149,415

Auto Components (-0.2%)
Drew Industries, Inc.*	2,700	54,540

Chemicals (-0.4%)
Balchem Corp.	4,500	112,500

Electronic Equipment, Instruments & Components (-0.2%)
DTS, Inc.*	2,500	82,175

Health Care Technology (-0.6%)
Computer Programs & Sys, Inc.	5,000	204,600

Professional Services (-0.3%)
Advisory Board Co.*	2,400	103,104

Semiconductors & Semiconductor Equipment (-0.5%)
KLA-Tencor Corp.	1,500	41,820
Spreadtrum Communications,
Inc. - ADR*	12,500	103,000
		144,820
Software (-1.3%)
Ansys, Inc.*	10,000	405,700

Specialty Retail (-0.3%)
Aeropostale, Inc.*	3,750	107,400

Total Securities Sold Short
(Proceeds $1,398,112)		1,364,254
Total Securities Sold Short (-4.3%)		(1,364,254)
Total Investments (101.2%)		31,753,399

Other Assets in
Excess of Liabilities (3.1%)		989,366
Net Assets (100.0%)		$31,378,511

*	Non-income producing security.
ADR	American Depositary Receipt.

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth Fund
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Value

Common Stocks (78.8%)
Aerospace & Defense (1.8%)
Applied Signal Technology, Inc.	20,000	$393,000
Capital Markets (0.3%)
Financial Engines, Inc.*	5,000	68,000
Communications Equipment (3.9%)
Anaren, Inc.*	7,500	112,050
Aruba Networks, Inc.*	5,000	71,200
EMS Technologies, Inc.*	17,500	262,850
Emulex Corp.*	25,000	229,500
Viasat, Inc.*	5,000	162,800
		838,400
Computers & Peripherals (10.9%)
3PAR, Inc.*	10,700	99,617
Compellent Technologies, Inc.*	34,000	412,080
Electronics for Imaging, Inc.*	45,000	438,750
Immersion Corp.*	60,000	303,600
Netezza Corp.*	30,000	410,400
Seagate Technology*	20,000	260,800
Super Micro Computer, Inc.*	30,000	405,000
		2,330,247
Electronic Equipment, Instruments & Components (8.9%)
Cognex Corp.	10,000	175,800
Cyberoptics Corp.*	15,000	145,050
Electro Scientific Industries, Inc.*	28,650	382,764
ICx Technologies, Inc.*	45,000	328,500
IPG Photonics Corp.*	25,000	380,750
Newport Corp.*†	35,000	317,100
X-Rite, Inc.*†	50,000	184,500
		1,914,464
Energy Equipment & Services (0.3%)
CE Franklin, Ltd.*	10,200	65,586
Health Care Equipment & Supplies (10.2%)
Conmed Corp.*	22,500	419,175
Hansen Medical, Inc.*	117,299	249,847
NuVasive, Inc.*	10,000	354,600
Palomar Medical Technologies,
Inc.*†	25,000	279,750
Solta Medical, Inc.*†	125,000	237,500
TomoTherapy, Inc.*†	90,000	286,200
Varian Medical Systems, Inc.*	2,500	130,700
Volcano Corporation*	10,000	218,200
		2,175,972
Health Care Providers & Services (2.5%)
Alliance Healthcare Services,
Inc.*†	40,000	161,600
Express Scripts, Inc.*	8,000	376,160
		537,760

Health Care Technology (6.3%)
Allscript-Misys Healtcare Solutions,
Inc..*	22,500	362,250
athenahealth, Inc.*	10,000	261,300
Eclipsys Corp.*	15,000	267,600
Omnicell, Inc.*	10,000	116,900
Phase Forward, Inc.*†	20,000	333,600
		1,341,650
Internet Software & Services (3.1%)
QuinStreet, Inc.*	40,000	460,400
Soundbite Communications, Inc.*†	68,300	196,363
		656,763
IT Services (0.9%)
Euronet Worldwide, Inc.*	15,000	191,850
Oil, Gas & Consumable Fuels (3.1%)
ATP Oil & Gas Corp.*	20,000	211,800
BPZ Resources, Inc.*	60,000	249,000
Carrizo Oil & Gas, Inc.*	10,000	155,300
Compton Petroleum Corp.*	75,000	42,000
		658,100
Professional Services (1.6%)
Resources Connection, Inc.*	25,000	340,000
Semiconductors & Semiconductor Equipment (21.7%)
Anadigics, Inc.*†	70,000	305,200
ATMI, Inc.*†	30,000	439,200
Brooks Automation, Inc.*†	45,000	347,850
Entegris, Inc.*†	60,000	238,200
Entropic Communications, Inc.*	80,000	507,200
Ikanos Communications*	100,000	161,000
Lattice Semiconductor Corp.*	60,000	260,400
Mattson Technology, Inc.*†	50,000	189,500
MKS Instrument, Inc.*†	30,000	561,599
Nova Measuring Instruments, Ltd.*	65,000	271,050
PDF Solutions, Inc.*†	60,000	288,000
PLX Technology, Inc.*†	100,000	419,000
Supertex, Inc.*	5,000	123,300
Tessera Technologies, Inc.*	20,000	321,000
Triquint Semiconductor, Inc.*	35,000	213,850
		4,646,349
Software (2.3%)
Aspen Technology, Inc.*†	12,500	136,125
BroadSoft, Inc.*	1,769	15,125
Callidus Software, Inc.*	100,000	331,000
		482,250
Specialty Retail (0.5%)
CarMax, Inc.*	5,000	99,500

See accompanying notes to financial statements.

Semi-Annual Report 2010

Needham Small Cap Growth Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
	Shares	Value

Common Stocks - Continued
Textiles, Apparel & Luxury Goods (0.5%)
True Religion Apparel, Inc.*	5,000	$110,350

Total Common Stocks
(Cost $15,310,545)		16,850,241

Short-Term Investment (23.0%)
Money Market Fund (23.0%)
Dreyfus Treasury Prime Cash
Management, 0.00% (a)
(Cost $4,915,990)	4,915,990	$4,915,990

Total Investments (101.8%)
(Cost $20,226,535)		21,766,231
Total Securities Sold Short (-2.6%)
(Proceeds $560,611)		(548,942)
Other Assets in
Excess of Liabilities (0.8%)		157,615
Net Assets (100.0%)		$21,374,904

(a)	Rate shown is the seven day yield as of June 30, 2010.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,078,049.
ADR	American Depositary Receipt.
SpA	Societa per Azioni (Italian corporation)

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)
	Shares	Value

Securities Sold Short (-2.6%)

Auto Components (-0.2%)
Drew Industries, Inc.*	2,005	$40,501

Electronic Equipment, Instruments &
Components (-0.3%)
DTS, Inc.*	2,000	65,740

Professional Services (-0.3%)
Advisory Board Co.*	1,426	61,261

Semiconductors & Semiconductor
Equipment (-0.6%)
Cavium Networks, Inc.*	2,500	65,475
Spreadtrum Communications,
Inc. - ADR*	7,500	61,800
		127,275

Software (-0.9%)
ANSYS, Inc.*	4,500	182,565

Specialty Retail (-0.3%)
Aeropostale*	2,500	71,600

Total Securities Sold Short
(Proceeds $560,611)		548,942

Total Securities Sold Short (-2.6%)		(548,942)

Total Investments (101.8%)		21,766,231

Other Assets in
Excess of Liabilities (0.8%)		157,615
Net Assets (100.0%)		$21,374,904

*	Non-income producing security.
ADR	American Depositary Receipt.

The Global Industry Classification Standard (GICS3) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (‘‘S&P’’). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Semi-Annual Report 2010

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)
		Needham	Needham
	Needham	Aggressive	Small Cap
	Growth Fund	Growth Fund	Growth Fund
Assets
Investments, at Value
(Cost $103,431,265, $27,854,458, $20,226,535)	$119,596,811	$31,753,399	$21,766,231
Cash	173,241	82,816	—
Receivables:
Deposit with Broker for Securities Sold Short	4,876,961	979,941	398,869
Dividends and Interest	16,850	1,750	—
Fund Shares Sold	—	11,319	—
Investment Securities Sold	2,530,012	492,618	768,053
Prepaid Expenses	51,894	17,535	22,798
Total Assets	127,245,769	33,339,378	22,955,951

Liabilities
Securities Sold Short, at Value
(Proceeds $5,115,936, $1,398,112, $560,611)	4,878,798	1,364,254	548,942
Payables:
Investment Securities Purchased	453,184	517,423	801,509
Fund Shares Redeemed	279,152	—	169,082
Due to Adviser	128,267	33,142	21,809
Distribution Fees	25,653	6,628	4,362
Administration and Accounting Fees	8,813	2,985	2,320
Transfer Agent Fees	24,360	7,320	6,340
Directors’ Fees	12,890	2,610	1,500
Accrued Expenses and Other Liabilities	34,956	26,505	25,183
Total Liabilities	5,846,073	1,960,867	1,581,047

Net Assets	$121,399,696	$31,378,511	$21,374,904
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000, 100,000,000 and 100,000,000 respectively)	4,073,722	2,495,679	1,930,409
Net Asset Value, Offering and Redemption Price Per Share(a)	$29.80	$12.57	$11.07

Components of Net Assets
Paid-in Capital	106,984,989	27,073,486	18,535,362
Accumulated Net Investment Loss	(1,133,446)	(245,743)	(205,298)
Accumulated Net Realized Gain (Loss) from Investments, Securities Sold
Short, Foreign Currency Transactions and Written Options	(854,531)	617,969	1,493,475
Net Unrealized Appreciation on Investment Securities and Securities Sold
Short	16,402,684	3,932,799	1,551,365
Total Net Assets	$121,399,696	$31,378,511	$21,374,904
(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 60 days of their purchase. See Note 2 to the financial statements.

See accompanying notes to financial statements.

Needham Funds

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		Needham	Needham
	Needham	Aggressive	Small Cap
	Growth Fund	Growth Fund	Growth Fund
Investment Income
Dividends	$165,769	$68,796	$1,209
Interest	616	—	4
Less: Foreign Taxes Withheld	(10,810)	(1,335)	—
Total Investment Income	155,575	67,461	1,213

Expenses
Investment Advisory Fees	806,564	175,666	102,815
Distribution Fees	161,312	35,133	20,563
Administration and Accounting Fees	47,301	13,540	8,589
Chief Compliance Officer Fees	14,694	2,719	1,337
Audit Fees	15,043	16,517	15,645
Custodian Fees	13,836	5,235	3,708
Dividend Expense(1)	34,322	3,913	5,301
Interest Expense(2)	20,874	2,369	3,587
Legal Fees	29,363	10,911	9,886
Filing Fees	16,594	11,150	9,871
Transfer Agent Fees	47,207	14,934	12,134
Directors’ Fees	23,665	5,297	2,854
Printing Fees	23,354	6,303	3,849
Other Expenses	34,892	8,505	6,372
Total Expenses	1,289,021	312,192	206,511

Fees Waived by Investment Adviser	—	—	—

Net Expenses	1,289,021	312,192	206,511

Net Investment Loss	(1,133,446)	(244,731)	(205,298)

Net Realized/Unrealized Gain (Loss) from Investments, Securities Sold Short,
Foreign Currency Transactions and Written Options
Net Realized Gain (Loss) from Investments	5,825,357	562,761	1,292,719
Net Realized Gain (Loss) from Securities Sold Short	(334,236)	43,326	129,240
Net Realized Gain (Loss) from Foreign Currency Transactions	(3,949)	—	—
Net Realized Gain (Loss) from Currency	(4,758)	—	—
Change in Unrealized Appreciation/Depreciation on
Investments and Securities Sold Short	(4,218,888)	(680,643)	(1,398,293)
Net Realized/Unrealized Gain (Loss) from Investments, Securities Sold Short,
Foreign Currency Transactions and Currency	1,263,526	(74,556)	23,666
Change in Net Assets Resulting from Operations	$130,080	$(319,287)	$(181,632)

(1)	Expense related to dividends on securities sold short.
(2)	Expense related to securities sold short.

See accompanying notes to financial statements.

Semi-Annual Report 2010

Statements of Changes in Net Assets

			Needham Aggressive		Needham Small Cap
	Needham Growth Fund		Growth Fund		Growth Fund
	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,	Ended June 30,	December 31,
	2010	2009	2010	2009	2010	2009
	(Unaudited)		(Unaudited)		(Unaudited)
Change in Net Assets
Operations:
Net Investment Loss	$(1,133,446)	$(1,724,454)	$(244,731)	$(357,615)	$(205,298)	$(213,544)
Net Realized Gain (Loss) from
Investments, Securities Sold
Short, Foreign Currency
Transactions, Written Options
and Distributions from
Underlying Funds	5,482,414	(3,626,998)	606,087	456,475	1,421,959	328,186
Change in Unrealized
Appreciation/ Depreciation
on Investments and Securities
Sold Short	(4,218,888)	44,739,928	(680,643)	4,094,477	(1,398,293)	3,011,916
Change in Net Assets Resulting
from Operations	130,080	39,388,476	(319,287)	4,193,337	(181,632)	3,126,558

Distributions to
Shareholders from:
Long-Term Gains	—	—	—	(27,272)	—	(12,743)
Return of Capital	—	—	—	—	—	—
Total Distributions to
Shareholders	—	—	—	(27,272)	—	(12,743)

Capital Transactions:
Shares Issued	18,888,483	7,669,908	12,337,654	11,511,837	13,300,724	7,000,284
Shares Issued in Reinvestment
of Distribution	—	—	—	27,145	—	12,633
Shares Redeemed	(16,802,921)	(20,703,762)	(3,459,674)	(3,097,732)	(3,048,526)	(4,135,121)
Redemption Fees	9,229	1,966	858	9,498	1,160	2,178
Change in Net Assets from
Capital Transactions	2,094,791	(13,031,888)	8,878,838	8,450,748	10,253,358	2,879,974

Change in Net Assets	2,224,871	26,356,588	8,559,551	12,616,813	10,071,726	5,993,789

Net Assets
Beginning of Period	119,174,825	92,818,237	22,818,960	10,202,147	11,303,178	5,309,389
End of Period	$121,399,696	$119,174,825	$31,378,511	$22,818,960	$21,374,904	$11,303,178
Accumulated Net
Investment Loss	$(1,133,446)	$—	$(245,743)	$(1,012)	$(205,298)	$—

Share Transaction:
Number of Shares Issued	601,495	314,682	917,441	1,047,553	1,141,496	805,863
Number of Shares Reinvested	—	—	—	2,299	—	1,308
Number of Shares Redeemed	(530,619)	(891,506)	(264,317)	(287,353)	(264,085)	(451,580)
Change in Shares	70,876	(576,824)	653,124	762,499	877,411	355,591

See accompanying notes to financial statements.

Needham Funds

Needham Growth Fund
Financial Highlights

	Six Months
	Ended June 30,
(For a Share Outstanding	2010		Year Ended December 31,
Throughout each Period)	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$29.77		$20.27	$36.05	$39.01	$35.69	$31.17
Investment Operations
Net Investment Income (Loss)	(0.28)		(0.43)	(0.45)	(0.25)	0.10	(0.38)
Net Realized and Unrealized Gain (Loss) on
Investments	0.31		9.93	(14.10)	1.45	6.29	4.90
Total from Investment Operations	0.03		9.50	(14.55)	1.20	6.39	4.52

Less Distributions
Net Investment Income	—		—	—	(0.01)	(0.09)	—
Net Realized Gains	—		—	(1.23)	(4.15)	(3.00)	—
Total Distributions	—		—	(1.23)	(4.16)	(3.09)	—

Capital Contributions
Redemption Fees	—		—(a)	—	—	—	—
Contribution by Adviser	—		—	—	—	0.02(b)	—
Total Capital Contributions	—		—(a)	—	—	0.02	—
Net Asset Value, End of Period	$29.80		$29.77	$20.27	$36.05	$39.01	$35.69

Total Return	0.10%		46.87%	(40.41%)	3.09%	18.05%	14.50%
Net Assets, End of Period (000’s)	$121,400		$119,175	$928,818	$209,397	$308,693	$204,624
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.00%	(d)	2.03%	2.04%	1.86%	1.79%	1.94%
Ratio of Net Expenses to Average Net Assets
(excluding interest and dividend
expense)	1.91%	(d)	2.00%	2.03%	1.85%	1.78%	1.91%
Ratio of Net Expenses to Average Net Assets
(excluding waiver and reimbursement of
expenses)	2.00%	(d)	2.08%	2.04%	1.86%	1.79%	1.94%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(1.76%)	(d)	(1.71%)	(1.37%)	(0.61%)	0.31%	(1.01%)
Ratio of Net Investment Income (Loss) to
Average Net Assets (excluding waivers and
reimbursements of expenses)	(1.76%)	(d)	(1.76%)	(1.37%)	(0.61%)	0.31%	(1.01%)
Portfolio turnover rate	32%	(c)	29%	41%	41%	48%	16%

(a)	Value is less than $0.005 per share.
(b)	In May 2006, the Adviser made a payment to the Growth Fund which increased the total return by 0.06%.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Semi-Annual Report 2010

Needham Aggressive Growth Fund
Financial Highlights

	Six Months
	Ended June 30,		Year Ended December 31,
(For a Share Outstanding	2010
Throughout each Period)	(Unaudited)		2009	2008	2007	2006		2005
Net Asset Value, Beginning of Period	$12.38		$9.45	$14.14	$13.96	$13.73		$12.85
Investment Operations
Net Investment Income (Loss)	(0.10)		(0.19)	(0.26)	(0.16)	(0.19)		(0.26)
Net Realized and Unrealized Gain (Loss) on
Investments	0.29		3.13	(3.65)	2.34	1.83		1.49
Total from Investment Operations	0.19		2.94	(3.91)	2.18	1.64		1.23

Less Distributions
Net Realized Gains	—		(0.02)	(0.78)	(2.00)	(1.42)		(0.35)
Total Distributions	—		(0.02)	(0.78)	(2.00)	(1.42)		(0.35)

Capital Contributions
Redemption Fees	—		0.01	—	—	—		—
Contribution by Adviser	—		—	—	—	0.01	(a)	—
Total Capital Contributions	—		0.01	—	—	0.01		—
Net Asset Value, End of Period	$12.57		$12.38	$9.45	$14.14	$13.96		$13.73

Total Return	1.53%	(b)	31.18%	(27.60%)	15.58%	12.22%		9.70%
Net Assets, End of Period (000’s)	$31,379		$22,819	$10,202	$20,518	$18,051		$18,125
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.22%	(c)	2.50%	2.51%	2.18%	2.24%		2.50%
Ratio of Net Expenses to Average Net Assets
(excluding interest and dividend
expense)	2.18%	(c)	2.49%	2.50%	2.18%	2.23%		2.50%
Ratio of Net Expenses to Average Net Assets
(excluding waiver and reimbursement of
expenses)	2.22%	(c)	2.50%	2.63%	2.18%	2.24%		2.78%
Ratio of Net Investment Loss to Average Net
Assets	(1.74%)	(c)	(2.39%)	(2.04%)	(1.18%)	(1.35%)		(2.01%)
Ratio of Net Investment Loss to Average Net
Assets (excluding waiver and
reimbursement of expenses)	(1.74%)	(c)	(2.39%)	(2.15%)	(1.18%)	(1.35%)		(2.29%)
Portfolio turnover rate	35%	(b)	70%	45%	64%	55%		69%

(a)	In May 2006, the Adviser made a payment to the Aggressive Growth Fund which increased the total return by 0.08%.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth Fund
Financial Highlights

	Six Months
	Ended June 30,		Year Ended December 31,
(For a Share Outstanding	2010
Throughout each Period)	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.73		$7.61	$11.29	$14.32	$17.09	$18.53
Investment Operations
Net Investment Income (Loss)	(0.11)		(0.20)	(0.19)	(0.26)	(0.26)	(0.31)
Net Realized and Unrealized Gain (Loss) on
Investments	0.45		3.33	(2.49)	(0.02)	1.61	0.66
Total from Investment Operations	0.34		3.13	(2.68)	(0.28)	1.35	0.35

Less Distributions
Net Realized Gains	—		(0.01)	(0.82)	(2.75)	(4.18)	(1.79)
Return of Capital	—		—	(0.18)	—	—	—
Total Distributions	—		(0.01)	(1.00)	(2.75)	(4.18)	(1.79)

Capital Contributions
Redemption Fees	—		—(a)	—	—	—	—
Contribution by Adviser	—		—	—	—	0.06(b)	—
Total Capital Contributions	—		—(a)	—	—	0.06	—
Net Asset Value, End of Period	$11.07		$10.73	$7.61	$11.29	$14.32	$17.09

Total Return	3.17%	(c)	41.18%	(23.42%)	(2.01%)	8.52%	2.01%
Net Assets, End of Period (000’s)	$21,375		$11,303	$5,309	$7,726	$15,248	$18,789
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.50%	(d)	2.57%	2.51%	2.50%	2.36%	2.44%
Ratio of Net Expenses to Average Net Assets
(excluding interest and dividend
expense)	2.39%	(d)	2.50%	2.50%	2.50%	2.36%	2.44%
Ratio of Net Expenses to Average Net Assets
(excluding waiver and reimbursement of
expenses)	2.50%	(d)	3.02%	3.57%	2.64%	2.36%	2.58%
Ratio of Net Investment Loss to Average Net
Assets	(2.49%)	(d)	(2.50%)	(2.02%)	(1.54%)	(1.61%)	(1.64%)
Ratio of Net Investment Loss to Average Net
Assets (excluding waivers and
reimbursements of expenses)	(2.49%)	(d)	(2.95%)	(3.09%)	(1.68%)	(1.61%)	(1.78%)
Portfolio turnover rate	47%	(c)	154%	219%	38%	115%	104%

(a)	Value is less than $0.005 per share.
(b)	In May 2006, the Adviser made a payment to the Small Cap Growth Fund which increased the total return by 0.35%.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to financial statements

Semi-Annual Report 2010

Notes to Financial Statements (Unaudited)

1.	Organization

Needham Growth Fund (‘‘NGF’’), Needham Aggressive Growth Fund (‘‘NAGF’’) and Needham Small Cap Growth Fund (‘‘NSCGF’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’), are portfolios of The Needham Funds, Inc. (the ‘‘Company’’), which is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) as a non-diversified, open-end management investment company.  The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’).

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made.  Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable.  Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices.  All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (the ‘‘Board’’).  The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the ‘‘Committee’’) designated by the Board.  When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee.  Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.  The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions.  The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.  Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts.  Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolios entering into offsetting commitments.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.  The Portfolios did not enter into forward currency contracts during the six months ended June 30, 2010.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares redeemed within 60 days of purchase.  The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed.  The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders.  The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares will be redeemed first, followed by the redemption of more recently acquired shares.  For the six months ending June 30, 2010, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $9,229, $858 and $1,160, respectively.

Needham Funds

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.  Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of June 30, 2010, the Portfolios did not have any tax positions that did not meet the ‘‘more-likely-than-not’’ threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

    Level 1 —  quoted prices in active markets for identical assets.

    Level 2 —  other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 —  significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of June 30, 2010, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$112,323,435	$26,185,676	$16,850,241
Short-Term Investments	7,273,376	5,567,723	4,915,990
Liabilities
Securities Sold Short(2)	$ (4,878,798)	$(1,364,254)	$(548,942)
Total	$114,718,013	$30,386,145	$21,217,289
(1) As of June 30, 2010, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments to view segregation by industry.

3.	Derivative Instruments and Hedging Activities

The ‘‘Derivatives and Hedging’’ Topic of the Codification (ASC 815, formerly SFAS 133, SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows.  The Portfolios did not use derivatives during the six months ended June 30, 2010.

4.	Investment Advisory and Administrative Services

The Company has engaged Needham Investment Management L.L.C. (the ‘‘Adviser’’) to manage its investments.  The Company pays the Adviser a fee at the annual rate of 1.25% of the average daily net assets of each Portfolio.

The Adviser has entered into agreements with the Portfolios whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividend on short positions, acquired fund fees and expenses and extraordinary items) of NGF, NAGF and NSCGF in an amount that limits annual operating expenses to not more than 2.50% of the average daily net assets of each Portfolio.  These agreements are effective for the period from May 1, 2010 through May 1, 2011.  The agreement with respect to NAGF and NSCGF shall continue in effect from year to year thereafter only upon mutual agreement of the Portfolios and the Adviser.

The Company and U.S. Bancorp Fund Services, LLC (the ‘‘Administrator’’) are parties to a Fund Administration Servicing Agreement.  The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate equal to 0.07% of the first $500 million of the average daily net assets of the Portfolios, 0.05% on the next $500 million of the average daily net assets of the Portfolios, and 0.04% of the average daily net assets of the Portfolios in excess of $1 billion, with a minimum annual fee of $150,000.  The Administrator will also be compensated for any out of pocket expenses that are reasonably incurred by the Administrator in carrying out its duties under the Administration Agreement.  The Administrator also provides transfer agent and fund accounting services pursuant to a Transfer Agent Servicing Agreement and a Fund Accounting Servicing Agreement for additional fees.

Certain officers of the Company are also officers of the Adviser and/or Needham & Company, LLC (the ‘‘Distributor’’).  Such officers receive no fees from the Company for serving as officers of the Company.  Each of the three Independent Directors receives a quarterly retainer of $3,000 and a per-meeting fee of $500.  Each Independent Director is also a member of the Board’s Audit Committee and receives a fee of $500 per meeting attended.  The Adviser provides an employee to serve as Chief Compliance Officer for the Company and to provide certain related services.  The Chief Compliance Officer receives annual compensation for this service as approved by the Board.

5.	Distribution Plan

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio pays the Distributor and any other distributor or financial institution with which the Company has an agreement with respect to each Portfolio, a fee at an annual rate of 0.25% of each Portfolio’s daily average net assets. For the six months ended June 30, 2010, NGF, NAGF and NSCGF incurred distribution fees in the amount of $174,107, $37,722 and $26,569, respectively. For the six months ended June 30, 2010, NGF, NAGF and NSCGF each paid 12b-1 fees to the Distributor in the amount of $43,455, $9,540 and $3,949, respectively.

Semi-Annual Report 2010

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2010, NGF, NAGF and NSCGF each incurred and paid brokerage commissions to the Distributor in the amount of $36,805, $8,520 and $12,790, respectively.

6.	Temporary Borrowings

The Company has entered into an agreement with JPMorgan Chase Bank, N.A. (formerly Custodial Trust Company) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.  Interest is calculated daily based on the Federal Funds Rate plus one percent.  Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the six months ended June 30, 2010.

7.	Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.  A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

There were no repurchase agreement transactions by the Portfolios for the six months ended June 30, 2010.

8.	Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline.  Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others.  Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on or before a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform.  For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by the premium paid.  The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.  Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions.  When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written.  If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss.  If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts. Such contracts include written put and call options, where the Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty.  The maximum payout for the written put option contracts is limited to the number of contracts written and the related strike prices, respectively.  The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises.  Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The Portfolios did not have written options during the six months ended June 30, 2010.

Needham Funds

Semi-Annual Report 2010

Notes to Financial Statements (Unaudited) (Continued)

9.	Short Sale Transactions

During the six months ended June 30, 2010, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At June 30, 2010, the market value of securities separately segregated to cover short positions was approximately $4,160,189, $1,944,738 and $3,078,049 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $4,876,961, $979,941 and $398,869 pledged as collateral with brokers in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at June 30, 2010 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

10.	Investment Transactions

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the six months ended June 30, 2010:

	Purchases	Sales
NGF	$36,727,946	$49,934,232
NAGF	14,809,649	8,067,656
NSCGF	14,254,847	5,669,550

11.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may trade various financial instruments with off-balance sheet risk.  These financial instruments include securities sold short, written options, futures, and forward currency contracts.  Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.  Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios).  As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

12.	Indemnification

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications.  The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders.  Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes.  Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements.  These book/tax differences may be temporary or permanent in nature.  Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as defined below).  Permanent differences are generally due to differing treatment of net investment losses.  To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise.  These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of December 31, 2009, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$94,357,027	$33,266,484	$(12,884,794)	$20,381,690
NAGF	18,145,017	5,033,673	(445,387)	4,588,286
NSCGF	7,162,672	2,991,868	(62,428)	2,929,440

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses.

Semi-Annual Report 2010

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2009, the components of distributable earnings (loss) on a tax basis were as follows:

	NGF	NAGF	NSCGF
Undistributed ordinary
income	$—	$—	$48,066
Undistributed long-
term capital gains	—	37,039	43,667
Accumulated capital
and other losses	(6,097,063)	(58)	—
Unrealized appreciation	20,381,690	4,588,286	2,929,440
Total accumulated
earnings	$14,284,627	$4,625,267	$3,021,173

The tax character of distributions paid during the year ended
December 31, 2009 was as follows:

	NGF	NAGF	NSCGF
Net long-term capital
gains	$—	$27,272	$12,743
Total distributions paid	$—	$27,272	$12,743

The tax character of distributions paid during the year ended
December 31, 2008 was as follows:

	NGF	NAGF	NSCGF
Net long-term capital
gains	$5,577,950	$715,222	$506,898
Return of capital	—	—	107,987
Total distributions paid	$5,577,950	$715,222	$614,885

Under current tax law, capital and currency losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.  The following Portfolios had deferred post-October capital or currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

	Post-October	Post-October
	Capital Loss	Currency Loss
NGF	$43,826	$—
NAGF	—	58
NSCGF	—	—

As of December 31, 2009, NGF had capital loss carryforwards, which are available to offset future realized gains of $1,987,648 and $4,065,589, expiring in 2016 and 2017, respectively.

14.	Other Matters

In May 2006, the Adviser made a capital contribution to NGF of $170,390, to NAGF of $9,265 and to NSCGF of $64,404.

15.	Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Needham Funds

Supplementary Information (Unaudited)
June 30, 2010

Disclosure of Portfolio Holdings

The Company files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Company’s first and third fiscal quarters.  For the Company, this would be for the fiscal quarters ending March 31 and September 30.  Form N-Q includes a complete schedule of the Company’s portfolio holdings as of the end of those fiscal quarters.  The Company’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Needham Funds

Investment Adviser:
Needham Investment Management L.L.C.
445 Park Avenue
New York, NY 10022-2606

President
George A. Needham

Executive Vice Presidents and Portfolio Managers
John Barr
Needham Growth Fund
Needham Aggressive Growth Fund

Chris Retzler
Needham Growth Fund
Needham Small Cap Growth Fund

Directors
George A. Needham
John W. Larson
James P. Poitras
F. Randall Smith

Distributor:
Needham & Company, LLC
445 Park Avenue
New York, NY 10022-2606
212-371-8300

Administrator, Shareholder Servicing
Agent and Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive
Milwaukee, WI 53212

Counsel:
Fulbright & Jaworski L.L.P.
666 Fifth Avenue
New York, NY 10103

Independent Registered Public Accounting Firm:
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Please see the attached financial statements as of June 30, 2010.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1)  Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2)  A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By (Signature and Title)      /s/ George A. Needham
George A. Needham, President (Chief Executive Officer)

Date           9/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ George A. Needham
    George A. Needham, President (Chief Executive Officer)

Date           9/8/10

By (Signature and Title)      /s/ Glen W. Albanese
                                        Glen W. Albanese, Treasurer and Secretary (Chief Financial Officer)

Date           9/8/10